Comparative Figures (Details) - Schedule of prior Year Restatement - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
As previously reported [member]
Condensed Financial Statements, Captions [Line Items]
Revenue	$ 41,831,537	$ 44,085,374	$ 35,839,268
Direct costs	(12,944,760)	(10,202,465)	(9,607,360)
Gross Profit / (Loss)	28,886,777	33,882,909	26,231,908
Other income	828,332
General and administration expenses	(6,456,884)	(2,608,984)	(2,029,260)
Change in estimated fair value of derivative warrant liability	2,547,542
Finance costs	(8,306,150)	(5,730,535)	(6,951,923)
Profit for the year	17,159,113	75,284,923	(16,060,652)
Current Assets
Trade receivables		1,507,660	1,877,887
Other receivable and prepayments	690,232	841,033	244,828
Total Current Assets	40,401,956	22,359,108	2,307,156
Non-Current Assets
Advances to contractor	16,418,065
Total Non-Current Assets	392,221,590
Total Assets	432,623,546	307,252,460	199,936,632
Current Liabilities
Trade and accounts payable	13,829,897	61,115,121	9,003,798
Other payable
Lease liabilities	9,795,058
Total current liabilities	43,786,799	95,036,895	110,843,631
Non-current liabilities
Lease liabilities	79,289,507
Total Non-Current Liabilities	260,218,070
Equity
Share capital	8,801
Retained earnings	(46,907,568)	(64,066,681)	11,218,242
Statutory reserve	680,643	680,643	680,643
Shareholders’ account	73,059,743	71,017,815	47,717,763
Total Equity	128,618,677	109,416,415	60,977,933
Total Equity & Liabilities	432,623,546	307,252,460	199,936,632
Restatement adjustments [member]
Condensed Financial Statements, Captions [Line Items]
Revenue	(14,640,361)	(28,200,155)	(29,451,920)
Direct costs	236,374	(1,294,774)	(492,874)
Gross Profit / (Loss)	(14,403,987)	(29,494,929)	(29,944,794)
Other income		4,188	8,554
General and administration expenses	(207,419)	138,559	204,880
Change in estimated fair value of derivative warrant liability	80
Finance costs	(29,119)	(51,895)
Profit for the year	(14,640,445)	29,404,077	29,731,360
Current Assets
Trade receivables		(1,344,093)	(1,877,887)
Other receivable and prepayments	(296,363)	(362)
Total Current Assets	(296,363)	(1,344,455)	(1,877,887)
Non-Current Assets
Advances to contractor	40,187
Total Non-Current Assets	40,185
Total Assets	(256,178)	(1,344,455)	(1,878,249)
Current Liabilities
Trade and accounts payable	3,936,678	18,846	(1,837)
Other payable	73,453,606	57,794,495	27,854,947
Lease liabilities	(7,203,501)
Total current liabilities	70,186,777	57,813,341	27,853,110
Non-current liabilities
Lease liabilities	5,630,669
Total Non-Current Liabilities	5,630,669
Equity
Share capital	3
Retained earnings	(73,440,087)	(58,454,794)	(29,050,717)
Statutory reserve	(335,795)	(680,643)	(680,643)
Shareholders’ account	(2,297,745)	(22,360)
Total Equity	(76,073,624)	(59,157,797)	(29,731,360)
Total Equity & Liabilities	(256,178)	(1,344,455)	(1,878,249)
As per the restate Financial Statement [member]
Condensed Financial Statements, Captions [Line Items]
Revenue	27,191,176	15,885,219	6,387,348
Direct costs	(12,708,386)	(11,497,239)	(10,100,234)
Gross Profit / (Loss)	14,482,790	4,387,980	(3,712,886)
Other income	828,332	4,188	8,554
General and administration expenses	(6,664,303)	(2,470,425)	(1,824,380)
Change in estimated fair value of derivative warrant liability	2,547,622
Finance costs	(8,335,269)	(5,782,430)	(6,951,923)
Profit for the year	2,518,668	104,689,000	13,670,708
Current Assets
Trade receivables		163,567
Other receivable and prepayments	393,869	840,671	244,828
Total Current Assets	40,105,593	21,014,653	429,269
Non-Current Assets
Advances to contractor	16,458,252
Total Non-Current Assets	392,261,775
Total Assets	432,367,368	305,908,005	198,058,383
Current Liabilities
Trade and accounts payable	17,766,575	61,133,967	9,001,961
Other payable	73,453,606	57,794,495	27,854,947
Lease liabilities	2,591,557
Total current liabilities	113,973,576	152,850,236	138,696,741
Non-current liabilities
Lease liabilities	84,920,176
Total Non-Current Liabilities	265,848,739
Equity
Share capital	8,804
Retained earnings	(120,347,655)	(122,521,475)	(17,832,475)
Statutory reserve	344,848
Shareholders’ account	70,761,998	70,995,455	47,717,763
Total Equity	52,545,053	50,258,618	31,246,573
Total Equity & Liabilities	$ 432,367,368	$ 305,908,005	$ 198,058,383